Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	$ 10,563	$ 10,598
Future Policy Benefits	50,518	64,270
Policy and Contract Claims	1,433	1,527
Unearned Premiums	60	68
Premiums and Policy Fees	8,005	8,658	$ 7,215
Net Investment Income	9,576	11,672	10,516
Other income	1,025	1,175	1,072
Benefits	10,452	10,949	10,130
Amortization of Deferred Policy Acquisition Costs and Value of New Business	1,020	951	543
Other Operating Expenses	3,157	3,049	2,947
Individual Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	4,646	4,607
Future Policy Benefits	1,359	1,496
Policy and Contract Claims	41	30
Unearned Premiums	0	0
Premiums and Policy Fees	976	991	1,013
Net Investment Income	3,872	4,356	4,154
Other income	463	592	577
Benefits	2,222	2,112	2,170
Amortization of Deferred Policy Acquisition Costs and Value of New Business	523	451	523
Other Operating Expenses	936	1,049	1,011
Group Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	1,061	1,079
Future Policy Benefits	223	275
Policy and Contract Claims	1	1
Unearned Premiums	0	0
Premiums and Policy Fees	435	502	462
Net Investment Income	1,976	2,396	2,193
Other income	312	337	275
Benefits	1,186	1,191	1,200
Amortization of Deferred Policy Acquisition Costs and Value of New Business	80	78	7
Other Operating Expenses	705	722	741
Life Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	4,805	4,874
Future Policy Benefits	13,354	18,535
Policy and Contract Claims	1,229	1,370
Unearned Premiums	54	62
Premiums and Policy Fees	3,427	3,126	2,909
Net Investment Income	1,386	1,614	1,520
Other income	126	110	96
Benefits	3,338	3,211	3,593
Amortization of Deferred Policy Acquisition Costs and Value of New Business	410	416	8
Other Operating Expenses	740	790	764
Institutional Markets
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	51	38
Future Policy Benefits	13,745	15,109
Policy and Contract Claims	40	59
Unearned Premiums	0	0
Premiums and Policy Fees	3,085	3,953	2,757
Net Investment Income	1,017	1,134	917
Other income	3	2	2
Benefits	3,706	4,435	3,167
Amortization of Deferred Policy Acquisition Costs and Value of New Business	7	6	5
Other Operating Expenses	96	103	117
Corporate & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	0	0
Future Policy Benefits	21,837	28,855
Policy and Contract Claims	122	67
Unearned Premiums	6	6
Premiums and Policy Fees	82	86	74
Net Investment Income	1,325	2,172	1,732
Other income	121	134	122
Benefits	0	0	0
Amortization of Deferred Policy Acquisition Costs and Value of New Business	0	0	0
Other Operating Expenses	$ 680	$ 385	$ 314